                        AIM INTERNATIONAL FUNDS, INC. II

                  (FORMERLY, INVESCO INTERNATIONAL FUNDS, INC.)

           INVESCO EUROPEAN FUND - INVESTOR CLASS, CLASS A, B, C AND K
INVESCO INTERNATIONAL BLUE CHIP VALUE FUND - INVESTOR CLASS, CLASS A, B, C AND R

                        Supplement dated October 1, 2003
     to the Prospectus dated July 31, 2003, as supplemented August 14, 2003

         This Supplement supercedes the Supplement dated August 14, 2003


CLASS R SHARES

         Class R shares of INVESCO International Blue Chip Value Fund are not currently available for public sale. Investors may not purchase Class R shares of INVESCO International Blue Chip Value Fund through exchanges from other AIM or INVESCO Funds, or through automatic dividend reinvestment from another AIM or INVESCO Fund.

CHANGES TO ADVISORY ARRANGEMENTS

         The Board of Directors of INVESCO International Funds, Inc. (the "Company") approved, on August 13, 2003, for each of INVESCO European Fund and INVESCO International Blue Chip Value Fund (each a "Fund" and, collectively, the "Funds") a new investment advisory agreement between AIM Advisors, Inc. ("AIM") and the Company, under which AIM will serve as the investment advisor for each Fund, and a new sub-advisory agreement between AIM and INVESCO Global Asset Management (N.A.), Inc. ("INVESCO Global"), under which INVESCO Global will serve as sub-advisor for INVESCO International Blue Chip Value Fund. INVESCO Global is an affiliate of INVESCO Funds Group, Inc. ("INVESCO"), which currently serves as the investment advisor for each Fund.

         The proposed advisory and sub-advisory agreements relate to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended rationalizing and streamlining the contractual arrangements for the provision of investment advisory and administrative services to retail funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") and the retail funds within the INVESCO family of funds (the "INVESCO Funds"). The objective is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds. The portfolio management teams for the Funds will not change nor will the advisory fees paid by the Funds change as a result of this restructuring.

         For each Fund, the proposed investment advisory agreement and, for INVESCO International Blue Chip Value Fund ("INVESCO International"), the proposed sub-advisory agreement, require the approval of such Fund's shareholders and will be submitted to shareholders for their consideration at a meeting scheduled to be held on October 21, 2003. If approved by shareholders, the proposed


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investment advisory agreement and sub-advisory agreement will become effective on November 5, 2003, and will expire, unless renewed, on or before June 30, 2005. If shareholders of a Fund do not approve the proposed investment advisory agreement, or, for INVESCO International, do not approve the sub-advisory agreement, the current investment advisory agreement with INVESCO and current sub-advisory agreement with INVESCO Global, with respect to INVESCO International, will continue in effect for such Fund.

PROPOSED REORGANIZATIONS

         On June 9, 2003, the Board of Directors of the Company approved a transaction pursuant to which INVESCO International would acquire the assets and assume the liabilities of another mutual fund (the "Acquisition"). If the Acquisition is approved by the shareholders of the selling fund and certain required closing conditions are satisfied, the Acquisition is expected to be consummated on October 27, 2003 (the "Closing Date").

         If the Acquisition is approved by shareholders and consummated, INVESCO International's name will be changed to "INVESCO International Core Equity Fund," effective as of the Closing Date. If the Acquisition is not approved by shareholders and consummated, INVESCO International's name will not be changed.

         The Board of Directors of the Company also previously approved, on June 9, 2003, a transaction in which INVESCO European Fund would transfer all of its assets and liabilities to AIM European Growth Fund, a series of AIM International Funds, Inc. (the "Reorganization"). If the shareholders of INVESCO European Fund approve the Reorganization and certain closing conditions are satisfied, the Reorganization is expected to be consummated on October 27, 2003. It is expected that INVESCO European Fund will be closed to new investors during the fourth quarter of 2003. The Company will enter into the proposed advisory agreement for INVESCO European Fund only if the Reorganization is not approved by shareholders.

NAME CHANGE

         The Board of Directors of the Company has approved a name change for the Company. Effective as of October 1, 2003, the name of the Company is "AIM International Funds, Inc. II."

PURCHASES BY RETIREMENT PLANS

         Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

TERMS AND CONDITIONS OF PURCHASE

         The following paragraph replaces in its entirety the third paragraph appearing under the heading "HOW TO BUY SHARES" in the Prospectus:

         "For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the INVESCO fund verify and record your identifying information. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Class A, a series of AIM Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose."

         The following paragraph replaces in its entirety the fifth paragraph appearing under the heading "HOW TO BUY SHARES" in the Prospectus:

         "INVESCO reserves the right to increase, reduce, or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange. If an INVESCO fund determines that you have not provided a correct social security or other tax ID number on your account application, or the INVESCO fund is not able to verify your identity as required by law, the INVESCO fund may, at its discretion, redeem the account and distribute the proceeds to you."

REDUCED SALES CHARGES THROUGH RIGHT OF ACCUMULATION

         Effective August 18, 2003, the following replaced in its entirety the seventh paragraph entitled "Rights of Accumulation" appearing under the heading "How to Buy Shares - Sales Charges (Class A, B, C, K, and R Only)" in the
Prospectus:

         "Rights of Accumulation. You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation described above."

CONTINGENT DEFERRED SALES CHARGES

         Reference is made to the Sections in the Prospectus entitled "Fees and Expenses," "How to Buy Shares" and "How to Sell Shares." Effective August 18, 2003 certain changes were made to the method for calculating contingent deferred sales charges ("CDSCs") as well as situations in which CDSCs may be imposed.

         Prior to August 18, 2003, any applicable CDSC was calculated as a percentage of the total original cost of the shares being redeemed. On and after August 18, 2003, any applicable CDSC is calculated as a percentage of the lower of the total original cost of the shares being redeemed or the current market value of such shares.

         In addition, prior to August 18, 2003, a CDSC may have been assessed if you redeemed Class C shares which you held 13 months or less. On and after August 18, 2003, a CDSC may be assessed if you redeem Class C shares which you have held for 12 months or less.

         As of August 18, 2003, a change was made to one of the categories of redemption transactions which will not result in a CDSC. Prior to August 18, 2003, you would not have paid a CDSC if you participated in the periodic withdrawal program and withdrew up to 10% of the value of your shares that are subject to a CDSC in any twelve-month period. On and after August 18, 2003, you will not pay a CDSC if you participate in the periodic withdrawal program, and you withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal.

         In addition, as of August 18, 2003, a new category was added to the categories of redemption transactions which will not result in a CDSC. As of such date, you will not pay a CDSC if you are a participant in a qualified retirement plan and redeem Class C shares or Class K shares in order to fund a distribution.

EXCHANGE PRIVILEGES

         Effective October 1, 2003, exchangeability between the INVESCO Funds and the AIM Funds will be permitted under the following circumstances:

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
----------------------------------------------------------------------------------------------------------------------
        SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES              WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                   OF THE INVESCO FUNDS:                                   FOLLOWING CLASSES OF THE AIM FUNDS:
----------------------------------------------------------------------------------------------------------------------
o  Investor Class Shares of all INVESCO Funds                    o  Investor Class Shares of all AIM Funds

o  Class A Shares of all INVESCO Funds(1)                        o  Class A Shares of Category I and II Funds
                                                                    and AIM Tax-Exempt Cash Fund

                                                                 o  Class A3 Shares of all AIM Funds

                                                                 o  AIM Cash Reserve Shares of AIM Money
                                                                    Market Fund
----------------------------------------------------------------------------------------------------------------------
o  Class B Shares of all INVESCO Funds                           o  Class B Shares of all AIM Funds, with
                                                                    exception of AIM Floating Rate Fund
----------------------------------------------------------------------------------------------------------------------
o  Class C Shares of all INVESCO Funds                           o  Class C Shares of all AIM Funds, with
                                                                    exception of AIM Floating Rate Fund
----------------------------------------------------------------------------------------------------------------------
o Institutional Class Shares of all INVESCO Funds                o  Institutional Class Shares of all AIM
                                                                    Retail Funds
----------------------------------------------------------------------------------------------------------------------
o Class K Shares of all INVESCO Funds                            o  Exchanges not permitted
----------------------------------------------------------------------------------------------------------------------

-----------
(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

----------------------------------------------------------------------------------------------------------------------
                                                                                WILL BE OFFERED THE
     SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF                      ABILITY TO EXCHANGE INTO THE
                      THE AIM FUNDS:                                   FOLLOWING CLASSES OF THE INVESCO FUNDS:
-------------------------------------------------------------------------------------------------------------------------
o  Investor Class Shares of all AIM Funds                          o  Investor Class Shares of all INVESCO Funds

o  Class A Shares of all AIM Funds, with the                       o  Class A Shares of all INVESCO Funds(2)
   exception of Class A Shares of Category
   III Funds purchased at net asset value

o  Class A3 Shares of the AIM Funds

o  AIM Cash Reserve Shares of AIM Money Market Fund
-------------------------------------------------------------------------------------------------------------------------
o  Class B Shares of all AIM Funds                                 o  Class B Shares of all INVESCO Funds
-------------------------------------------------------------------------------------------------------------------------
o  Class C Shares of all AIM Funds                                 o  Class C Shares of all INVESCO Funds
-------------------------------------------------------------------------------------------------------------------------
o  Institutional Class Shares of all AIM                           o  Institutional Class Shares of all INVESCO Funds
   Retail Funds
-------------------------------------------------------------------------------------------------------------------------
o  Class R Shares of all AIM Funds                                 o  Exchanges not permitted
-------------------------------------------------------------------------------------------------------------------------




LIMITATIONS ON EXCHANGES

         The following policy governing exchanges is effective on or about November 10, 2003:

         You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

REDEMPTION FEE ON CERTAIN EXCHANGES AND REDEMPTIONS

         Effective on or about November 10, 2003, the redemption fee currently imposed by your fund under certain circumstances will change. As of such date, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem,

-----------
(2) You may be required to pay an initial sales charge equal to the difference between the sales charge of the Fund being acquired and the sales charge paid on the Fund being exchanged when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

including redeeming by exchange, the following classes of the following funds (either by selling or exchanging to another INVESCO Fund or an AIM Fund) within 30 days of their purchase:

          FUND                                                    CLASSES
          ----                                                    -------
INVESCO European Fund                              Class A and Investor Class shares
INVESCO International Blue Chip Value Fund         Class A and Investor Class shares
INVESCO High Yield Fund                            Class A and Investor Class shares
INVESCO S&P 500 Index Fund                         Investor and Institutional Class shares

         The redemption fee will be paid to the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted.

         The 2% redemption fee will not be charged on transactions involving the following:

         1) a total or partial redemption of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code of 1986, as amended (the "Code");

         2) a total or partial redemption of shares held through qualified tuition plans maintained pursuant to Section 529 of the Code;

         3) a total or partial redemption effectuated pursuant to a systematic redemption plan or an automatic rebalancing program in the Funds set up by AIM Investment Services, Inc.;

         4) a total or partial redemption requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

         5)    a redemption initiated by a Fund.